Acquisitions and Divestitures - Summary of Preliminary Purchase Price Allocation of Fair Values of the Assets Acquired and Liabilities Assumed (Details) (10-K) - USD ($)	Sep. 30, 2020	Feb. 17, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill	$ 5,392,123		$ 5,392,123	$ 9,736,510
Accounts payable		$ 4,005,605
Uber Mom [Member]
Business Acquisition [Line Items]
Inventory			52,352
Goodwill			98,613
Total assets acquired			150,965
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net			$ 150,965
Edison Nation Holdings, LLC [Member]
Business Acquisition [Line Items]
Cash and cash equivalents				68,681
Accounts receivable				15,958
Inventory
Other assets				39,691
Property and equipment				1,852
Goodwill				5,497,242
Intangible assets				6,400,000
Total assets acquired				12,023,424
Debt
Accounts payable				227,025
Accrued expenses and other liabilities				19,703
Total liabilities assumed				246,728
Noncontrolling interest
Distribution to shareholder
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net				11,776,696
Cloud B, Inc. [Member]
Business Acquisition [Line Items]
Cash and cash equivalents				104,744
Accounts receivable				636,755
Inventory				566,500
Other assets				172,747
Property and equipment				53,345
Goodwill				3,364,432
Intangible assets				6,600,000
Total assets acquired				11,498,523
Debt				1,400,000
Accounts payable				5,748,797
Accrued expenses and other liabilities				527,526
Total liabilities assumed				7,676,323
Noncontrolling interest				1,158,000
Distribution to shareholder
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net				2,664,200
Pirasta LLC [Member]
Business Acquisition [Line Items]
Cash and cash equivalents				3,629
Accounts receivable				7,696
Inventory				36,537
Other assets
Property and equipment
Goodwill				354,836
Intangible assets
Total assets acquired				402,698
Debt
Accounts payable				2,052
Accrued expenses and other liabilities				119,198
Total liabilities assumed				121,250
Noncontrolling interest
Distribution to shareholder				(188,552)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net				470,000
Best Party Concepts, LLC [Member]
Business Acquisition [Line Items]
Cash and cash equivalents				365
Accounts receivable				6,906
Inventory				139,918
Other assets				4,356
Property and equipment				10,931
Goodwill
Intangible assets
Total assets acquired				162,476
Debt
Accounts payable				34,041
Accrued expenses and other liabilities				513,502
Total liabilities assumed				547,543
Noncontrolling interest				(192,534)
Distribution to shareholder				(692,533)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net				$ 500,000